Net Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income (Loss) Per Common Share
17.	NET INCOME PER COMMON SHARE
The computation of basic and diluted net loss per common share is based on net loss attributable to Biote stockholders divided by the basic and diluted weighted average number of shares of Class A common stock outstanding, each for the period subsequent to the consummation of the Business Combination. The following table sets forth the computation of net loss per common share:

Three Months Ended March 31, 2023
Net loss per common share
Numerator:
Net loss attributable to biote Corp. stockholders (basic and diluted)	$(6,805)
Denominator:
Weighted average shares outstanding (basic and diluted)	17,585,045
Net loss per common share
Basic	$(0.39)
Diluted	$(0.39)
On the Closing Date, the Company completed the Business Combination which materially impacted the number of shares outstanding, and the Company was organized in an
Up-C
structure. Net loss per common share

information for the three months ended March 31, 2023 has been presented on a prospective basis and reflects only the net loss attributable to holders of Biote’s Class A common stock, as well as both basic and diluted weighted average Class A common stock outstanding, for periods subsequent to the Closing Date. Net loss per common share information prior to the Closing Date is not presented since the ownership structure of Holdings is not a common unit of ownership of the Company, and the resulting values would not be meaningful to the users of the condensed consolidated financial statements. Net loss per common share is not separately presented for Class V voting stock since it has no economic rights to the income or loss of the Company. Class V voting stock is considered in the calculation of dilutive net loss per common share on an if-converted
basis as these shares, together with the related Holdings Units, have Exchange Rights into Class A common stock that could result in additional Class A common stock being issued. All other potentially dilutive securities are determined based on the treasury stock method. See Note 1 for more information regarding the Business Combination.
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

Three Months Ended March 31, 2023
RSUs	1,196,632
Stock Options	5,026,279
Class V Voting Stock	40,612,566
Public Warrants	8,116,643
Private Placement Warrants	5,387,489
Earnout Voting Shares	10,000,000
Sponsor Earnout Shares	1,587,500

71,927,109

17.	NET LOSS PER COMMON SHARE
The computation of basic and diluted net loss per common share is based on net loss attributable to Biote stockholders divided by the basic and diluted weighted average number of shares of Class A common stock outstanding, each for the period subsequent to the consummation of the Business Combination. The following table sets forth the computation of net loss per common share:

Year Ended December 31, 2022
Net loss per common share
Numerator:
Net loss attributable to biote Corp. stockholders (basic and diluted)	$(969)
Denominator:
Weighted average shares outstanding (basic and diluted)	8,059,371
Net loss per common share
Basic	$(0.12)
Diluted	$(0.12)
On the Closing Date, the Company completed the Business Combination which materially impacted the number of shares outstanding, and the Company was organized in an
Up-C
structure. Net loss per common share information for the year ended December 31, 2022 has been presented on a prospective basis and reflects only the net loss attributable to holders of Biote’s Class A common stock, as well as both basic and diluted weighted average Class A common stock outstanding, for the period from the Closing Date through December 31, 2022. Net loss per common share information prior to the Closing Date is not presented since the ownership structure of Holdings is not a common unit of ownership of the Company, and the resulting values would not be meaningful to the users of the consolidated financial statements. Net loss per common share is not separately presented for Class V voting stock since it has no economic rights to the income or loss of the Company. Class V voting stock is considered in the calculation of dilutive net loss per common share on an if-converted
basis as these shares, together with the related Holdings Units, have Exchange Rights into Class A common stock that could result in additional Class A common stock being issued. All other potentially dilutive securities are determined based on the treasury stock method. See Note 1 for more information regarding the Business Combination.
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

Year Ended December 31, 2022
RSUs	1,622,840
Stock Options	5,042,628
Class V Voting Stock	48,565,824
Public Warrants	7,937,466
Private Placement Warrants	5,566,666
Earnout Voting Shares	10,000,000
Sponsor Earnout Shares	1,587,500

80,322,924